Property, plant, and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant, and equipment

18.	Property, plant, and equipment

	Notes	Building and land	Facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance at December 31, 2020		8,591	7,591	4,933	8,054	2,523	1,563	2,495	5,398	41,148
Additions (i)		-	-	-	-	-	185	-	5,316	5,501
Disposals		(13)	(32)	(69)	(2)	(9)	-	(4)	(63)	(192)
Assets retirement obligation		-	-	-	57	-	-	-	-	57
Depreciation, depletion and amortization		(436)	(475)	(664)	(450)	(166)	(171)	(264)	-	(2,626)
Acquisition of NLC	16(a)	235	140	102	-	318	33	2	92	922
Impairment	19	(11)	(7)	(11)	(21)	-	(13)	(7)	(60)	(130)
Impairment of discontinued operations (ii)	16(a)	(231)	(114)	(86)	-	(317)	(33)	(4)	(304)	(1,089)
Transfers to assets held for sale	16	(2)	-	(1)	-	-	-	-	(3)	(6)
Translation adjustment		(412)	(432)	(130)	(132)	(167)	(27)	(99)	(255)	(1,654)
Transfers		416	561	669	236	152	-	365	(2,399)	-
Balance at December 31, 2021		8,137	7,232	4,743	7,742	2,334	1,537	2,484	7,722	41,931
Cost		14,937	11,560	10,770	17,036	3,717	2,014	5,470	7,722	73,226
Accumulated depreciation		(6,800)	(4,328)	(6,027)	(9,294)	(1,383)	(477)	(2,986)	-	(31,295)
Balance at December 31, 2021		8,137	7,232	4,743	7,742	2,334	1,537	2,484	7,722	41,931
Additions (i)		-	-	-	-	-	77	-	5,496	5,573
Disposals		(22)	(24)	(19)	(3)	(7)	-	(2)	(144)	(221)
Assets retirement obligation		-	-	-	(562)	-	-	-	-	(562)
Depreciation, depletion and amortization		(409)	(478)	(700)	(436)	(160)	(185)	(301)	-	(2,669)
Impairment	19	56	34	64	39	-	-	21	-	214
Transfers to assets held for sale	16	(56)	(34)	(64)	(39)	-	-	(21)	-	(214)
Translation adjustment		308	340	102	(131)	159	26	43	39	886
Transfers		899	972	858	502	149	-	408	(3,788)	-
Balance at December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938
Cost		16,027	12,819	11,647	16,405	4,099	2,120	5,899	9,325	78,341
Accumulated depreciation		(7,114)	(4,777)	(6,663)	(9,293)	(1,624)	(665)	(3,267)	-	(33,403)
Balance at December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938

(i)	The additions are mainly related to the expansion of the Voisey’s Bay mine and the Salobo III project, Sol do Cerrado (solar energy plant) and the execution of the Capanema project. It also includes capitalized interest.
(ii)	The Company recognized an impairment loss of US$882 related to NLC assets for the year ended December 31, 2021.

Right-of-use assets (leases)

	December 31, 2021	Additions and contract modifications	Depreciation	Translation adjustment	December 31, 2022
Ports	680	23	(54)	8	657
Vessels	492	-	(44)	5	453
Pelletizing plants	215	20	(45)	14	204
Properties	84	22	(28)	9	87
Energy plants	49	-	(7)	(3)	39
Mining equipment and locomotives	17	12	(7)	(7)	15
Total	1,537	77	(185)	26	1,455

Lease liabilities are presented in note 23.

Accounting policy

Property, plant, and equipment are recorded at the cost of acquisition or construction, net of accumulated depreciation and impairment charges.

Mineral properties developed internally are determined by (i) direct and indirect costs attributed to build the mining facilities, (ii) financial charges incurred during the construction period, (iii) depreciation of other fixed assets used during construction, (iv) estimated decommissioning and site restoration expenses, and (v) other capitalized expenditures during the development phase (phase when the project demonstrates its economic benefit to the Company, and the Company has ability and intention to complete the project).

The depletion of mineral properties is determined based on the ratio between production and total proven and probable mineral reserves.

Property, plant and equipment, other than mineral properties are depreciated using the straight-line method based on the estimated useful lives, from the date on which the assets become available for their intended use and are capitalized, except for land which is not depreciated.

The estimated useful lives are as follows:

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Locomotives	12 to 25 years
Wagons	30 to 45 years
Railway equipment	5 to 37 years
Vessels	20 to 25 years
Other	2 to 50 years

The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted if necessary.

Expenditures and stripping costs

(i) Exploration and evaluation expenditures - Expenditures on mining research are accounted for as operating expenses until the effective proof of economic feasibility and commercial viability of a given field can be demonstrated. From then on, the expenditures incurred are capitalized as mineral properties.

(ii) Expenditures on feasibility studies, new technologies and others research - The Company also conducts feasibility studies for many businesses which it operates including researching new technologies to optimize the mining process. After these costs are proven to generate future benefits to the Company, the expenditures incurred are capitalized.

(iii) Maintenance costs - Significant industrial maintenance costs, including spare parts, assembly services, and others, are recorded in property, plant and equipment and depreciated through the next programmed maintenance overhaul.

(iv) Stripping Costs - The cost associated with the removal of overburden and other waste materials (“stripping costs”) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of the mineral properties. These costs are subsequently amortized over the useful life of the mine.

Post-production stripping costs are included in the cost of inventory, except when a new project is developed to permit access to a significant ore deposit. In such cases, the cost is capitalized as a non-current asset and is amortized during the extraction of the ore deposits, over the useful life of the ore deposits.

Leases - The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the lease term or the end of the useful life of the right-of-use asset.

The Company does not recognize right-of-use assets and liabilities for leases with less than 12 months of lease term and/or leases of low-value assets. The payments associated to these leases are recognized as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed payments, including in-substance fixed payments; (ii) variable lease payments that depend on an index or a rate; and (iii) the exercise price under a purchase option or renewal option that are under the Company’s control and is reasonably certain to be exercised.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Critical accounting estimates and judgments

Mineral reserves - The estimates of proven and probable reserves are regularly evaluated and updated. These reserves are determined using generally accepted geological estimates. The calculation of reserves requires the Company to make assumptions about expected future conditions that are uncertain, including future ore prices, exchange rates, inflation rates, mining technology, availability of permits and production costs. Changes in assumptions could have a significant impact on the proven and probable reserves of the Company.

The estimated volume of mineral reserves is used as basis for the calculation of depletion of the mineral properties, and also for the estimated useful life which is a major factor to quantify the provision for asset retirement obligation, environmental recovery of mines and impairment of long lived asset. Any changes to the estimates of the volume of mine reserves and the useful lives of assets may have a significant impact on the depreciation, depletion and amortization charges and assessments of impairment.